401(k)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
401(k)

14. 401(k)

The Company has a 401(k) retirement plan that covers all employees who have met certain eligibility requirements. The 401(k) plan provides for voluntary contributions by employees of up to 90% of their eligible compensation, subject to the maximum allowed by law. The Company is not required to make contributions to the plan but can make discretionary contributions. The Company did not make any contributions to the plan during the years ended December 31, 2019 or 2020.